CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Profit or loss [abstract]
Revenues from sale of products	$ 1,015	$ 895	$ 1,662	$ 1,309		$ 3,393
Revenues from development services	2,922	2,301	6,631	2,301		10,678
Revenues from license agreements	90	17,550	172	17,597		17,718
Total revenues	4,027	20,746	8,465	21,207		31,789
Cost of revenues	2,810	3,481	6,018	3,520		11,849
Gross profit	1,217	17,265	2,447	17,687		19,940
Research and development, gross	1,593	1,893	3,312	6,343		10,070
Participations by BARDA and IIA	19	(1,721)	19	(4,624)		(5,101)
Research and development, net of participations	1,612	172	3,331	1,719		4,969
Selling and marketing	859	1,101	1,683	2,134		4,064
General and administrative	1,452	1,242	2,345	2,574		5,242
Other expenses		812		901		1,172
Total operating expenses	3,923	3,327	7,359	7,328		15,447
Operating profit (loss)	(2,706)	13,938	(4,912)	10,359		4,493
Financial income	101	92	323	153		556
Financial expense	(491)	(1,314)	(968)	(1,956)		(2,983)
Profit (loss) from continuing operation	(3,096)	12,716	(5,557)	8,556		2,066
Profit from discontinued operation				50		2,889
Net Profit (loss)	(3,096)	12,716	(5,557)	8,606		4,955
Other comprehensive income (loss):
Foreign currency translation adjustments	(7)	(2)	1	2		8
Total comprehensive income (loss)	$ (3,103)	$ 12,714	$ (5,556)	$ 8,608		$ 4,963
Basic and diluted net profit (loss) per share from continuing operations	$ (0.11)	$ 0.47	$ (0.20)	$ 0.32		$ 0.08
Basic and diluted net profit (loss) per share from discontinued operations					[1]	0.10
Total Basic and diluted net profit (loss) per share	$ (0.11)	$ 0.47	$ (0.20)	$ 0.32		$ 0.18

[1]	Represents less than $ 1.